Other Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2025	Sep. 29, 2024	Sep. 28, 2025	Sep. 29, 2024	Dec. 29, 2024	Dec. 31, 2023
Other Intangible Assets [Abstract]
Aggregate amortization expense for intangible assets	$ 0.7	$ 0.0	$ 2.1	$ 0.0	$ 0.7